Calvert
Growth Allocation Fund
June 30, 2022
Schedule of Investments (Unaudited)

Mutual Funds — 93.1%(1)

Security	Shares	Value
Equity Funds — 87.8%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	385,754	$ 11,341,176
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	822,657	19,826,041
Calvert US Large-Cap Core Responsible Index Fund, Class R6	1,198,165	39,299,808
Calvert US Large-Cap Growth Responsible Index Fund, Class I	385,709	15,482,368
Calvert US Large-Cap Value Responsible Index Fund, Class I	1,697,573	44,934,742
Calvert US Mid-Cap Core Responsible Index Fund, Class I	376,031	11,750,961
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	198,150	15,186,243
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	1,709,495	18,462,544
Calvert Emerging Markets Equity Fund, Class R6	839,109	13,224,364
Calvert International Equity Fund, Class R6	1,237,487	25,244,733
Calvert International Opportunities Fund, Class R6	1,280,181	18,562,619
Calvert Mid-Cap Fund, Class I	140,753	5,269,781
		$238,585,380
Income Funds — 5.3%
Calvert Management Series:
Calvert Floating-Rate Advantage Fund, Class R6	518,642	$4,475,881
The Calvert Fund:
Calvert High Yield Bond Fund, Class R6	431,395	9,857,375
		$14,333,256
Total Mutual Funds (identified cost $239,443,878)		$252,918,636

U.S. Treasury Obligations — 1.0%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond, 0.25%, 2/15/50(2)(3)	$3,485	$ 2,757,586
Total U.S. Treasury Obligations (identified cost $3,483,975)		$ 2,757,586

Short-Term Investments — 5.9%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(4)	16,017,356	$ 16,017,356
Total Short-Term Investments (identified cost $16,017,356)		$ 16,017,356
Total Investments — 100.0% (identified cost $258,945,209)		$271,693,578

Other Assets, Less Liabilities — 0.0%(5)	$ 61,655
Net Assets — 100.0%	$271,755,233

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
(5)	Amount is less than 0.05%.

Calvert
Growth Allocation Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	19	Long	9/30/22	$2,132,750	$(24,664)
U.S. 10-Year Treasury Note	77	Long	9/21/22	9,126,907	(133,683)
U.S. Long Treasury Bond	19	Long	9/21/22	2,633,875	(35,535)
U.S. Ultra 10-Year Treasury Note	24	Long	9/21/22	3,057,000	(54,042)
U.S. Ultra-Long Treasury Bond	(5)	Short	9/21/22	(771,719)	20,147
					$(227,777)
During the fiscal year to date ended June 30, 2022, the Fund used futures contracts and purchased and written options contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
At June 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At June 30, 2022, the value of the Fund's investment in affiliated funds was $268,935,992, which represents 99.0% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2022 were as follows:
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares/Units, end of period
Cash Reserves Fund, LLC	$21,124,678	$32,085,918	$(53,209,914)	$ 1,410	$ (2,092)	$ —	$ 6,807	$ —	—
Emerging Markets Advancement Fund, Class I	17,386,469	4,062,524	(299,347)	(16,931)	(2,670,171)	18,462,544	100,722	661,635	1,709,495
Emerging Markets Equity Fund, Class R6	15,675,473	2,254,094	(285,626)	(35,380)	(4,384,197)	13,224,364	134,478	—	839,109
Equity Fund, Class R6	13,068,966	5,374,787	(417,835)	19,282	(2,858,957)	15,186,243	30,016	543,496	198,150
Floating-Rate Advantage Fund, Class R6	6,015,719	598,522	(1,655,537)	(36,478)	(446,345)	4,475,881	180,553	—	518,642
High Yield Bond Fund, Class R6	—	11,109,088	(61,241)	(666)	(1,189,806)	9,857,375	166,743	—	431,395
International Equity Fund, Class R6	30,423,182	6,772,159	(3,815,559)	(495,397)	(7,639,652)	25,244,733	367,477	1,614,167	1,237,487
International Opportunities Fund, Class R6	25,451,309	4,342,367	(1,879,803)	(36,887)	(9,314,367)	18,562,619	366,758	1,417,656	1,280,181

Calvert
Growth Allocation Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares/Units, end of period
International Responsible Index Fund, Class R6	$ 20,942,871	$4,157,542	$ (244,965)	$ (20,976)	$ (5,008,431)	$ 19,826,041	$ 438,531	$ —	822,657
Liquidity Fund, Institutional Class(1)	—	38,794,477	(22,777,124)	—	—	16,017,356	24,081	—	16,017,356
Mid-Cap Fund, Class I	5,774,009	1,434,218	(214,345)	(34,259)	(1,689,842)	5,269,781	9,239	613,368	140,753
Small-Cap Fund, Class R6	10,259,604	4,099,937	(704,275)	(50,944)	(2,263,146)	11,341,176	17,594	703,777	385,754
US Large-Cap Core Responsible Index Fund, Class R6	43,487,601	4,518,689	(803,528)	35,719	(7,938,673)	39,299,808	400,494	115,218	1,198,165
US Large-Cap Growth Responsible Index Fund, Class I	17,346,206	2,632,826	(642,822)	32,062	(3,885,904)	15,482,368	76,517	282,162	385,709
US Large-Cap Value Responsible Index Fund, Class I	52,542,564	5,215,308	(5,482,007)	173,714	(7,514,837)	44,934,742	767,813	1,516,211	1,697,573
US Mid-Cap Core Responsible Index Fund, Class I	14,559,808	1,805,830	(1,402,859)	(167,347)	(3,044,471)	11,750,961	76,471	349,959	376,031
Total				$ (633,078)	$(59,850,891)	$268,935,992	$3,164,294	$7,817,649

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$252,918,636	$ —	$ —	$252,918,636
U.S. Treasury Obligations	—	2,757,586	—	2,757,586

Calvert
Growth Allocation Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Short-Term Investments	$16,017,356	$ —	$ —	$16,017,356
Total Investments	$268,935,992	$2,757,586	$ —	$271,693,578
Futures Contracts	$20,147	$ —	$ —	$20,147
Total	$268,956,139	$2,757,586	$ —	$271,713,725
Liability Description
Futures Contracts	$(247,924)	$ —	$ —	$(247,924)
Total	$(247,924)	$ —	$ —	$(247,924)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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